Other Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Prepayments	$ 3,567,227	$ 6,391,905
Tax advances	2,546,262	3,689,794
Advances to personnel	1,597,335	1,423,642
Advances to suppliers of goods	900,865	986,280
Other miscellaneous assets	498,605	555,129
Foreclosed assets	26,340	28,070
Others	267,806	285,330
TOTAL	$ 9,404,440	$ 13,360,150